Note 12 - Income Taxes - Effective Income Tax Rate (Details)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Spire Missouri [Member]
Federal income tax statutory rate		21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefits		2.60%	2.60%	2.60%
Certain expenses capitalized on books and deducted on tax return		(3.20%)	(3.30%)	(4.60%)
Taxes related to prior years		(0.60%)	(0.20%)	(1.40%)
Amortization of excess deferred taxes		(7.30%)	(5.00%)	(5.70%)
Other items – net *	[1]	3.10%	(0.20%)	(0.20%)
Effective income tax rate		15.60%	14.90%	11.70%
Spire Alabama Inc [Member]
Federal income tax statutory rate		21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefits		4.10%	4.10%	4.10%
Certain expenses capitalized on books and deducted on tax return		0.00%	0.00%	0.00%
Taxes related to prior years		0.00%	0.00%	0.10%
Amortization of excess deferred taxes		0.00%	0.00%	0.00%
Other items – net *	[1]	0.20%	0.20%	(0.10%)
Effective income tax rate		25.30%	25.30%	25.10%
Parent Company [Member]
Federal income tax statutory rate		21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefits		3.60%	3.60%	9.00%
Certain expenses capitalized on books and deducted on tax return		(1.60%)	(1.60%)	(6.60%)
Taxes related to prior years		(0.30%)	(0.50%)	(1.80%)
Amortization of excess deferred taxes		(3.50%)	(2.50%)	(8.30%)
Other items – net *	[1]	1.90%	0.10%	(1.00%)
Effective income tax rate		21.10%	20.10%	12.30%

[1]	Other consists primarily of property adjustments.